Related-Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Related-Party Transactions [Abstract]
RELATED-PARTY TRANSACTIONS

10.   RELATED-PARTY TRANSACTIONS

The following represent our significant related-party transactions at September 30, 2016.  See Note 2 for additional information regarding related-party contingencies resulting from the EFH Bankruptcy Proceedings  and information regarding the Reorganized TCEH Spin-Off. As a result of the Reorganized TCEH Spin-Off, Reorganized TCEH and its subsidiaries, including Luminant and TXU Energy, ceased to be related parties as of October 3, 2016.

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We recorded revenue from TCEH, principally for electricity delivery fees, which totaled $265 million and $279 million for the three months ended September 30, 2016 and 2015, respectively, and $700 million and $739 million for the nine months ended September 30, 2016 and 2015, respectively.  The fees are based on rates regulated by the PUCT that apply to all REPs.  These revenues included less than $1 million for each of the three- and nine-month periods ended September 30, 2016 and 2015 pursuant to a transformer maintenance agreement with TCEH.

Trade accounts and other receivables from EFH Corp. affiliates – net reported on our balance sheet, primarily consisting of trade receivables from TCEH related to these electricity delivery fees, are as follows:

	At September 30,	At December 31,
	2016	2015

Trade accounts and other receivables from affiliates	$149	$120
Trade accounts and other payables to affiliates	(3)	(2)
Trade accounts and other receivables from affiliates – net	$146	$118

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EFH Corp. subsidiaries charge us for certain administrative services at cost.  Our payments to EFH Corp. subsidiaries for administrative services, which are primarily reported in operation and maintenance expenses, totaled less than $1 million and $5 million for the three months ended September 30, 2016 and 2015, respectively, and less than $1 million and $14 million for the nine months ended September 30, 2016 and 2015, respectively.  We also charge each other for shared facilities at cost.  Our payments to EFH Corp. for shared facilities totaled $1 million for each of the three-month periods ended September 30, 2016 and 2015 and $3 million for each of the nine-month periods ended September 30, 2016 and 2015.  Payments we received from EFH Corp. subsidiaries related to shared facilities totaled $1 million and less than $1 million for the three-month periods ended September 30, 2016 and 2015, respectively, and $1 million for each of the nine-month periods ended September 30, 2016 and 2015.

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We are not a member of EFH Corp.’s consolidated tax group, but EFH Corp.’s consolidated federal income tax return includes EFH Corp.’s portion of our results due to EFH Corp.’s equity ownership in us.  Under the terms of a tax sharing agreement among us, Oncor Holdings, Texas Transmission, Investment LLC and EFH Corp., we are generally obligated to make payments to Texas Transmission, Investment LLC and EFH Corp., pro rata in accordance with their respective membership interests, in an aggregate amount that is substantially equal to the amount of federal income taxes that we would have been required to pay if we were filing our own corporate income tax return.  For periods prior to the tax sharing agreement (entered into in October 2007 and amended and restated in November 2008), we are responsible for our share, if any, of redetermined tax liability for the EFH Corp. consolidated tax group.  EFH Corp. also includes our results in its consolidated Texas margin tax payments, which are accounted for as income taxes and calculated as if we were filing our own return.  See discussion in Note 1 to Financial Statements in our 2015 Form 10-K under “Income Taxes.”  Under the “in lieu of” tax concept, all in lieu of tax assets and tax liabilities represent amounts that will eventually be settled with our members. In the unlikely event such amounts are not paid under the tax sharing agreement, it is probable that this regulatory liability will continue to be included in Oncor’s rate setting processes.

Amounts payable to (receivable from) members related to income taxes under the tax sharing agreement and reported on our balance sheet consisted of the following:

	At September 30, 2016			At December 31, 2015
	EFH Corp.	Texas Transmission	Total	EFH Corp.	Texas Transmission	Total

Federal income taxes receivable	$(84)	$(23)	$(107)	$(109)	$(27)	$(136)
Texas margin taxes payable	15	-	15	20	-	20
Net payable (receivable)	$(69)	$(23)	$(92)	$(89)	$(27)	$(116)

Cash payments made to members related to income taxes consisted of the following:

	Nine Months Ended September 30, 2016			Nine Months Ended September 30, 2015
	EFH Corp.	Texas Transmission	Total	EFH Corp.	Texas Transmission	Total

Federal income taxes	$-	$-	$-	$39	$10	$49
Texas margin taxes	20	-	20	24	-	24
Total payments	$20	$-	$20	$63	$10	$73

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Our PUCT-approved tariffs include requirements to assure adequate creditworthiness of any REP to support the REP’s obligation to collect transition bond-related charges on behalf of Bondco.  Under these tariffs, as a result of TCEH’s credit rating being below investment grade, TCEH was required to post collateral support in an amount equal to estimated transition charges over specified time periods.  Accordingly, TCEH had posted security in the amount of zero and $6 million for our benefit at September 30, 2016 and December 31, 2015, respectively.

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At September 30, 2016, Oncor held approximately $6 million of over-collected transition charges, which are being refunded to REPs.  An estimated $1 million of the over-collection was refunded to TCEH prior to the Reorganized TCEH Spin-Off, and an estimated $1 million of the over-collection will be refunded to Reorganized TCEH following the Reorganized TCEH Spin-Off.

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Under Texas regulatory provisions, the trust fund for decommissioning TCEH’s Comanche Peak nuclear generation facility is funded by a delivery fee surcharge we collect from REPs and remit monthly, prior to the Reorganized TCEH Spin-Off, to TCEH, and after the Reorganized TCEH Spin-Off, to Reorganized TCEH.  Delivery fee surcharges totaled $6 million and $5 million for the three-month periods ended September 30, 2016 and 2015, respectively, and $15 million and $13 million for the nine-month periods ended September 30, 2016 and 2015, respectively.  Our sole obligation with regard to nuclear decommissioning is as the collection agent of funds charged to ratepayers for nuclear decommissioning activities.  If, at the time of decommissioning, actual decommissioning costs exceed available trust funds, we would not be obligated to pay any shortfalls but would be required to collect any rates approved by the PUCT to recover any additional decommissioning costs.  Further, if there were to be a surplus when decommissioning is complete, such surplus would be returned to ratepayers under terms prescribed by the PUCT.

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Related parties of the Sponsor Group have (1) sold, acquired or participated in the offerings of our debt or debt securities in open market transactions or through loan syndications, and (2) performed various financial advisory, dealer, commercial banking and investment banking services for us and certain of our affiliates for which they have received or will receive customary fees and expenses, and may from time to time in the future participate in any of the items in (1) and (2) above.  Also, as of September 30, 2016, 16.6% of the equity in an existing vendor of the company was held by a member of the Sponsor Group.  During 2016 and 2015, this vendor performed transmission and distribution system construction and maintenance services for us.  Cash payments were made for such services to this vendor totaling $138 million dollars for the nine months ended September 30, 2016 of which approximately $131 million was capitalized and $7 million recorded as an operation and maintenance expense.  At September 30, 2016, we had outstanding trade payables to this vendor of $7 million.

See Note 8 for information regarding distributions to members and Note 9 for information regarding our participation in the EFH Corp. pension plan and transactions with EFH Corp. involving employee benefit matters.

12.   RELATED-PARTY TRANSACTIONS

The following represent our significant related-party transactions and related matters.  See Note 2 for additional information regarding related-party contingencies resulting from the EFH Bankruptcy Proceedings.

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We record revenue from TCEH, principally for electricity delivery fees, which totaled $955 million, $971 million and $967 million for the years ended December 31, 2015, 2014 and 2013, respectively.  The fees are based on rates regulated by the PUCT that apply to all REPs.

Trade accounts and other receivables from EFH Corp. affiliates – net reported on our balance sheet, primarily consisting of trade receivables from TCEH related to these electricity delivery fees, are as follows:

	At December 31,
	2015	2014

Trade accounts and other receivables from affiliates	$120	$123
Trade accounts and other payables to affiliates	(2)	(5)
Trade accounts and other receivables from affiliates – net	$118	$118

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EFH Corp. subsidiaries charge us for certain administrative services at cost.  Our payments to EFH Corp. subsidiaries for administrative services, which are primarily reported in operation and maintenance expenses, totaled $17 million, $32 million and $30 million for the years ended December 31, 2015, 2014 and 2013, respectively.  We also charge each other for shared facilities at cost.  Our payments to EFH Corp. subsidiaries for shared facilities totaled $4 million for each of the years ended December 31, 2015, 2014 and 2013, respectively.  Payments we received from EFH Corp. subsidiaries related to shared facilities, totaled $2 million for each of the years ended December 31, 2015, 2014 and 2013.

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Through June 30, 2014, we participated in the Energy Future Holdings Health and Welfare Benefit Program, which provided employee benefits to our workforce.  In October 2013, we notified EFH Corp. of our intention to withdraw from the benefit program effective June 30, 2014 and entered into an agreement with EFH Corp. pursuant to which we paid EFH Corp. $1 million in June 2014 to reimburse EFH Corp. for its increased costs under the program as a result of our withdrawal from the program and the additional administrative work required to effectuate our withdrawal from the benefit program and transition to the new benefit program.  In April 2014, we entered into a welfare benefit administration agreement with EFH Corp., pursuant to which EFH Corp. continued to provide us with welfare benefit administration services under our new benefit plans from July 1, 2014 until December 31, 2014.  These amounts are included in the administrative services payments to EFH Corp. subsidiaries reported above.

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We are not a member of EFH Corp.’s consolidated tax group, but EFH Corp.’s consolidated federal income tax return includes EFH Corp.’s portion of our results due to EFH Corp.’s equity ownership in us.  Under the terms of a tax sharing agreement among us, Oncor Holdings, Texas Transmission, Investment LLC and EFH Corp., we are generally obligated to make payments to Texas Transmission, Investment LLC and EFH Corp., pro rata in accordance with their respective membership interests, in an aggregate amount that is substantially equal to the amount of federal income taxes that we would have been required to pay if we were filing our own corporate income tax return.  For periods prior to the tax sharing agreement (entered into in October 2007 and amended and restated in November 2008), we are responsible for our share of redetermined tax liability for the EFH Corp. consolidated tax group.  EFH Corp. also includes our results in its consolidated Texas margin tax payments, which we account for as income taxes and calculate as if we were filing our own return.  See discussion in Note 1 under “Income Taxes.”  Under the “in lieu of” tax concept, all in lieu of tax assets and tax liabilities represent amounts that will eventually be settled with our members.    In the unlikely event such amounts are not paid under the tax sharing agreement, it is probable that this regulatory liability will continue to be included in Oncor’s rate setting processes.

Amounts payable to (receivable from) members related to income taxes under the agreement and reported on our balance sheet consisted of the following:

	At December 31, 2015			At December 31, 2014
	EFH Corp.	Texas Transmission	Total	EFH Corp.	Texas Transmission	Total

Federal income taxes receivable	$(109)	$(27)	$(136)	$(144)	$(36)	$(180)
Texas margin taxes payable	20	-	20	24	-	24
Net payable (receivable)	$(89)	$(27)	$(116)	$(120)	$(36)	$(156)

Cash payments made to (received from) members related to income taxes consisted of the following:

	Year Ended December 31, 2015			Year Ended December 31, 2014			Year Ended December 31, 2013
	EFH Corp.	Texas Transm.	Total	EFH Corp.	Texas Transm.	Total	EFH Corp.	Texas Transm.	Total

Federal income taxes (a)	$108	$27	$135	$215	$54	$269	$78	$11	$89
Texas margin taxes (b)	24	-	24	22	-	22	12	-	12
Total payments (receipts)	$132	$27	$159	$237	$54	$291	$90	$11	$101

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(a)	Includes $33 million payment made to EFH Corp. in 2013 related to the 1997-2002 IRS appeals settlement.
(b)	Includes $10 million refund received from EFH Corp. in 2013 related to 1997-2001 amended Texas franchise tax returns.

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Our PUCT-approved tariffs include requirements to assure adequate credit worthiness of any REP to support the REP’s obligation to collect transition bond-related charges on behalf of Bondco.  Under these tariffs, as a result of TCEH’s credit rating being below investment grade, TCEH is required to post collateral support in an amount equal to estimated transition charges over specified time periods.  Accordingly, at December 31, 2015 and 2014, TCEH had posted letters of credit in the amount of $6 million and $9 million, respectively for our benefit.

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Under Texas regulatory provisions, the trust fund for decommissioning TCEH’s Comanche Peak nuclear generation facility is funded by a delivery fee surcharge we collect from REPs and remit monthly to TCEH.  Delivery fee surcharges totaled $17 million, $17 million and $16 million for each of the years ended December 31, 2015, 2014 and 2013, respectively.  Our sole obligation with regard to nuclear decommissioning is as the collection agent of funds charged to ratepayers for nuclear decommissioning activities.  If, at the time of decommissioning, actual decommissioning costs exceed available trust funds, we would not be obligated to pay any shortfalls but would be required to collect any rates approved by the PUCT to recover any additional decommissioning costs.  Further, if there were to be a surplus when decommissioning is complete, such surplus would be returned to ratepayers under terms prescribed by the PUCT.

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Related parties of the Sponsor Group have (1) sold, acquired or participated in the offerings of our debt or debt securities in open market transactions or through loan syndications, and (2) performed various financial advisory, dealer, commercial banking and investment banking services for us and certain of our affiliates for which they have received or will receive customary fees and expenses, and may from time to time in the future participate in any of the items in (1) and (2) above.  Also, as of March 31, 2015, 16.6% of the equity in an existing vendor of the company was acquired by a member of the Sponsor Group.  During 2015, 2014 and 2013, this vendor performed transmission and distribution system construction and maintenance services for us.  A significant amount of cash payments were made for such services to this vendor totaling $128 million dollars for the period April through December 2015.  At December 31, 2015 we had outstanding trade payables to this vendor of $3 million.

See Notes 4,  9 and 10 for information regarding the tax sharing agreement, distributions to members and our participation in EFH Corp. pension and OPEB plans, respectively.